Summary of Significant Accounting Policies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 740,532	$ 667,024
Total cash and cash equivalent, Percentage	100.00%	100.00%
United States [Member]
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents
Total cash and cash equivalent, Percentage
China [Member]
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 740,532	$ 667,024
Total cash and cash equivalent, Percentage	100.00%	100.00%